Subsequent Events (Details Narrative) - USD ($)	Aug. 07, 2018	May 03, 2018	Apr. 24, 2018	Mar. 20, 2018	Mar. 06, 2018
Subsequent Event [Member] | Settlement And Release Agreement With AGH WA, LLC [Member]
Subsequent Event [Line Items]
Agreement description		On May 3, 2018 Cannabis Leaf, Inc. (the Registrant) entered into a Settlement and Release Agreement with AGH WA, LLC in order to terminate the License Agreement and cease the business relationship between the Parties, and remedy any defaults of the terms and conditions of the License Agreement.   The Compensation and Settlement pertaining to entering into the Settlement and Release Agreement is an aggregate total of 2,600,000 Restricted Common Shares.
Subsequent Event [Member] | Settlement And Release Agreement With AGH WA, LLC [Member]
Subsequent Event [Line Items]
Shares issued to satisfy liability	2,600,000
Restricted Common Stock [Member] | Subsequent Event [Member] | ConvertibleDebtOneMember
Subsequent Event [Line Items]
Stock issued for settlement of debt, shares				142,670
Stock issued for settlement of debt, value				$ 28,534
Restricted Common Stock [Member] | Subsequent Event [Member] | Settlement Of Debt [Member]
Subsequent Event [Line Items]
Stock issued for settlement of debt, shares				831,330
Stock issued for settlement of debt, value				$ 166,266
Agreement For Plan Of Merger With Apotheca Biosciences, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger agreement description					On March 6, 2018, An Agreement for Plan of Merger (the “Agreement”) was entered into by Cannabis Leaf Incorporated. (“Cannabis Leaf”), a Nevada Corporation, and Apotheca Biosciences, Inc. (“Apotheca Biosciences”), a Nevada Corporation. Such Agreement will result in the merger of Apotheca Biosciences into Cannabis Leaf with the Corporation to survive as Apotheca Biosciences.   Apotheca Biosciences and Cannabis Leaf entered into the Merger Agreement where Cannabis Leaf agreed to issue Apotheca Biosciences sixty million (60,000,000) common shares of Cannabis Leaf in exchange for all of the shares of Apotheca Biosciences. This issuance will result in a change in control of Cannabis Leaf. Under the Agreement, upon closing, Apotheca Biosciences will receive the immediate right to the appointment of the directors and officers of the surviving corporation by the resignation of the existing officer of Cannabis Leaf and the simultaneous appointment of the officers and two additional directors.
Agreement For Plan Of Merger With Apotheca Biosciences, Inc. [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Stock issued as consideration for merger agreement, shares					60,000,000
Agreement For Plan Of Merger With Apotheca Biosciences, Inc. [Member] | Restricted Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued as consideration for merger agreement, shares			60,000,000